Document and Entity Information	Aug. 05, 2026
Document and Entity Information
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	1st Source Corp
Entity Incorporation, State or Country Code	IN
Entity File Number	0-6233
Entity Tax Identification Number	35-1068133
Entity Address, Address Line One	100 North Michigan Street
Entity Address, City or Town	South Bend
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46601
City Area Code	574
Local Phone Number	235-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - without par value
Trading Symbol	SRCE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000034782